UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4133
RiverSource Strategic Allocation Series, Inc.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

RiverSource
Strategic Income Allocation Fund

Semiannual Report for the Period Ended
March 31, 2011

RiverSource Strategic Income Allocation Fund seeks to provide shareholders with a high level of current income with capital growth as a secondary objective.

 Not FDIC insured - No bank guarantee - May lose value

Table of Contents

Your Fund at a Glance	3

Fund Expenses Example	6

Portfolio of Investments	8

Statement of Assets and Liabilities	40

Statement of Operations	42

Statements of Changes in Net Assets	43

Financial Highlights	45

Notes to Financial Statements	51

Proxy Voting	69

Results of Meeting of Shareholders	70

In August 2010, the Board of Directors of RiverSource Strategic Income Allocation Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Strategic Income Fund. The proposal was approved at a meeting of shareholders held on Feb. 15, 2011 and the merger is expected to occur on June 3, 2011. For more information, see “Results of Meeting of Shareholders”.

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	RiverSource Strategic Income Allocation Fund (the Fund) Class A shares gained 3.53% (excluding sales charge) for the six months ended March 31, 2011.

>	The Fund outperformed the 0.88% decrease of the Barclays Capital U.S. Aggregate Bond Index, an unmanaged index representing U.S. taxable investment-grade bonds, during the same period.

>	The Fund underperformed the Lipper Multi-Sector Income Funds Index, representing the Fund’s peer group, which advanced 3.86% for the same six month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2011)

Since
inception
	6 months*	1 year	3 years	5/17/07
RiverSource Strategic Income Allocation Fund Class A (excluding sales charge)	+3.53%	+11.06%	+9.21%	+6.65%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	-0.88%	+5.12%	+5.30%	+6.03%

Lipper Multi-Sector Income Funds Index(2) (unmanaged)	+3.86%	+10.41%	+8.34%	+6.82%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Multi-Sector Income Funds Index includes the 10 largest multi-sector income funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	inception
Class A (inception 5/17/07)	+3.53%	+11.06%	+9.21%	+6.65%

Class B (inception 5/17/07)	+3.04%	+10.12%	+8.39%	+5.85%

Class C (inception 5/17/07)	+3.05%	+10.13%	+8.36%	+5.82%

Class R (inception 8/1/08)	+3.20%	+10.48%	N/A	+9.69%

Class R4 (inception 8/1/08)	+3.46%	+11.03%	N/A	+10.24%

Class R5 (inception 8/1/08)	+3.59%	+11.30%	N/A	+10.51%

With sales charge
Class A (inception 5/17/07)	-1.39%	+5.79%	+7.45%	+5.32%

Class B (inception 5/17/07)	-1.89%	+5.12%	+7.53%	+5.19%

Class C (inception 5/17/07)	+2.06%	+9.13%	+8.36%	+5.82%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class R, Class R4 and Class R5 shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

4  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

ASSET ALLOCATION & PORTFOLIO BREAKDOWN(1)
(at March 31, 2011)

Bonds	91.3%

Asset-Backed	0.5

Commercial Mortgage-Backed	1.7

Corporate Bonds	52.4

Foreign Government	24.2

Municipal Bonds	0.9

Residential Mortgage-Backed	6.9

U.S. Government Obligations & Agencies	4.7

Senior Loans	4.9

Stocks	0.2

Other(2)	3.6

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at March 31, 2011)

AAA rating	19.9%

AA rating	1.2

A rating	8.5

BBB rating	15.0

BB rating	24.7

B rating	22.2

CC rating	0.1

CCC rating	6.5

Non-rated	1.9

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  5

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until March 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)		expense ratio
Class A

Actual(b)	$1,000	$1,035.30	$5.84	(c)	1.15%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.20	$5.79	(c)	1.15%(c	)

Class B

Actual(b)	$1,000	$1,030.40	$9.62	(c)	1.90%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,015.46	$9.55	(c)	1.90%(c	)

Class C

Actual(b)	$1,000	$1,030.50	$9.62	(c)	1.90%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,015.46	$9.55	(c)	1.90%(c	)

Class R

Actual(b)	$1,000	$1,032.00	$7.14	(c)	1.41%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,017.90	$7.09	(c)	1.41%(c	)

Class R4

Actual(b)	$1,000	$1,034.60	$5.48	(c)	1.08%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.55	$5.44	(c)	1.08%(c	)

Class R5

Actual(b)	$1,000	$1,035.90	$4.21	(c)	.83%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.79	$4.18	(c)	.83%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: +3.53% for Class A, +3.04% for Class B, +3.05% for Class C, +3.20% for Class R, +3.46% for Class R4 and +3.59% for Class R5.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2010, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.13% for Class A, 1.89% for Class B, 1.88% for Class C, 1.58% for Class R, 1.08% for Class R4 and 0.83% for Class R5. Had this change been in place for the entire six month period ended March 31, 2011, the actual expenses paid would have been $5.94 for Class A, $9.72 for Class B, $9.72 for Class C, $7.24 for Class R, $5.58 for Class R4 and $4.31 for Class R5; the hypothetical expenses paid would have been $5.89 for Class A, $9.65 for Class B, $9.65 for Class C, $7.19 for Class R, $5.54 for Class R4 and $4.28 for Class R5.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments

March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Bonds (92.2%)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Foreign Agencies (3.1%)(c)
Ecopetrol SA Senior Unsecured
07-23-19	7.625%	$855,000		$985,388
Empresa Nacional del Petroleo Senior Unsecured
07-08-19	6.250	600,000	(d)	639,367
Empresas Publicas de Medellin ESP (COP) Senior Unsecured
02-01-21	8.375	740,000,000	(d)	408,532
Empresas Publicas de Medellin ESP Senior Unsecured
07-29-19	7.625	100,000	(d)	113,427
Korea Development Bank Senior Unsecured
01-23-14	8.000	600,000		681,976
Kreditanstalt fuer Wiederaufbau (JPY) Government Guaranteed
01-20-14	1.350	63,000,000		778,910
Pemex Project Funding Master Trust
03-01-18	5.750	550,000		581,899
05-03-19	8.000	600,000		720,600
01-21-21	5.500	1,050,000		1,065,749
06-15-35	6.625	870,000		872,708
06-15-38	6.625	450,000		448,087
Petrobras International Finance Co.
03-15-19	7.875	900,000		1,056,677
01-20-20	5.750	300,000		309,490
Petroleos de Venezuela SA
04-12-17	5.250	1,460,000		881,840
11-02-17	8.500	1,080,000	(d)	763,560
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured
08-14-19	9.750	200,000	(d)	242,706
Qatari Diar Finance QSC Government Guaranteed
07-21-20	5.000	400,000	(d)	395,500

Total				10,946,416

Foreign Local Government (1.3%)(c)
Bogota Distrito Capital (COP) Senior Unsecured
07-26-28	9.750	200,000,000	(d)	129,702
New South Wales Treasury Corp. (AUD) Local Government Guaranteed
05-01-12	6.000	3,260,000		3,408,473
Provincia de Buenos Aires
10-05-15	11.750	280,000	(d)	289,670
Provincia de Buenos Aires Senior Unsecured
01-26-21	10.875	375,000	(d)	349,319
Provincia de Cordoba Senior Unsecured
08-17-17	12.375	540,000	(d)	557,550

Total				4,734,714

Sovereign (9.1%)(c)
Argentina Bonos Senior Unsecured
09-12-13	7.000	465,000		473,434
10-03-15	7.000	1,335,000		1,254,900
Argentina Republic Government International Bond Senior Unsecured
12-15-35	0.000	3,250,000	(g)	524,875
Brazilian Government International Bond Senior Unsecured
01-22-21	4.875	780,000		797,550
01-07-41	5.625	1,100,000		1,081,300
Bundesrepublik Deutschland (EUR)
01-04-18	4.000	1,180,000		1,770,458
07-04-34	4.750	55,000		87,859
Colombia Government International Bond Senior Unsecured
03-18-19	7.375	750,000		900,000
09-18-37	7.375	100,000		118,750
Dominican Republic International Bond Senior Unsecured
05-06-21	7.500	400,000	(d)	407,600

See accompanying Notes to Portfolio of Investments.

8  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Sovereign (cont.)
El Salvador Government International Bond Senior Unsecured
04-10-32	8.250%	$850,000	(d)	$922,250
06-15-35	7.650	490,000	(d)	488,285
Government of the Cayman Islands Senior Unsecured
11-24-19	5.950	200,000	(d)	207,000
Indonesia Government International Bond Senior Unsecured
01-17-38	7.750	1,400,000	(d)	1,669,500
Lithuania Government International Bond Senior Unsecured
09-14-17	5.125	300,000	(d)	300,410
Morgan Stanley (BRL) Senior Unsecured
05-03-17	10.090	400,000	(d)	233,363
Peru Enhanced Pass-Through Finance Ltd. Senior Secured Zero Coupon
05-31-18	4.908	1,210,328	(d,i)	1,007,598
Perusahaan Penerbit SBSN Senior Unsecured
04-23-14	8.800	700,000	(d)	811,125
Peruvian Government International Bond Senior Unsecured
03-30-19	7.125	450,000		530,325
07-21-25	7.350	100,000		118,850
11-21-33	8.750	91,000		122,168
03-14-37	6.550	100,000		108,250
Philippine Government International Bond Senior Unsecured
01-15-19	9.875	70,000		94,675
01-20-20	6.500	1,000,000		1,125,000
01-15-21	4.000	135,000		126,900
03-30-26	5.500	580,000		572,750
01-14-31	7.750	200,000		241,250
Philippine Government International Bond (PHP) Senior Unsecured
01-14-36	6.250	18,000,000		391,749
Republic of Colombia (COP) Senior Unsecured
06-28-27	9.850	300,000,000		193,193
Republic of Iraq
01-15-28	5.800	250,000	(d)	229,375
Russian Foreign Bond — Eurobond
03-31-30	7.500	2,582,075	(d)	3,017,154
Russian Foreign Bond — Eurobond Senior Unsecured
04-29-20	5.000	1,200,000	(d)	1,215,000
South Africa Government International Bond Senior Unsecured
03-08-41	6.250	400,000		411,200
Turkey Government International Bond Senior Unsecured
11-07-19	7.500	1,300,000		1,512,550
06-05-20	7.000	850,000		960,500
03-17-36	6.875	230,000		243,455
05-30-40	6.750	1,500,000		1,552,500
Ukraine Government International Bond Senior Unsecured
02-23-21	7.950	575,000	(d,p)	589,455
Ukraine Government International Bond Senior Unsecured
06-26-12	6.385	250,000	(d)	257,756
Uruguay Government International Bond
11-18-22	8.000	200,000		249,000
Uruguay Government International Bond (UYU)
04-05-27	4.250	13,778,550	(e)	786,752
Uruguay Government International Bond Senior Unsecured
03-21-36	7.625	725,000		866,375
Venezuela Government International Bond Senior Unsecured
02-26-16	5.750	2,050,000	(d)	1,517,000
05-07-23	9.000	1,670,000	(d)	1,143,950
Vnesheconombank Via VEB Finance Ltd. Bank Guaranteed
11-22-25	6.800	760,000	(d)	761,199

Total				31,994,588

Supranational (0.7%)(c)
Corp. Andina de Fomento Senior Unsecured
06-04-19	8.125	1,400,000		1,679,718

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Supranational (cont.)
European Investment Bank (JPY) Senior Unsecured
06-20-17	1.400%	$46,000,000		$579,377
01-18-27	2.150	29,100,000		364,037

Total				2,623,132

Treasury (10.3%)(c)
Brazil Notas do Tesouro Nacional (BRL)
01-01-13	10.000	428,000		$2,577,054
Canadian Government Bond (CAD)
06-01-18	4.250	3,537,000		3,924,774
French Treasury Note (EUR)
07-12-15	2.000	2,770,000		3,807,087
Indonesia Treasury Bond (IDR) Senior Unsecured
09-15-19	11.500	2,000,000,000		278,840
11-15-20	11.000	2,000,000,000		274,977
06-15-21	12.800	17,200,000,000		2,612,089
07-15-22	10.250	2,900,000,000		378,082
Italy Buoni Poliennali Del Tesoro (EUR)
06-15-15	3.000	3,400,000		4,689,212
03-01-19	4.500	1,400,000		1,986,143
Mexican Bonos (MXN)
12-20-12	9.000	1,300,000		1,155,573
12-17-15	8.000	1,485,000		1,302,353
12-15-16	7.250	659,000		560,193
12-14-17	7.750	950,000		824,410
Norway Government Bond (NOK)
05-15-13	6.500	17,655,000		3,429,119
Poland Government Bond (PLN)
10-24-15	6.250	3,100,000		1,115,848
10-25-17	5.250	3,655,000		1,238,041
Sweden Government Bond (SEK)
05-05-14	6.750	16,500,000	(p)	2,915,517
08-12-17	3.750	500,000		81,515
United Kingdom Gilt (GBP)
03-07-19	4.500	1,830,000		3,151,369

Total				36,302,196

U.S. Government Obligations & Agencies (4.8%)
U.S. Treasury
07-15-12	1.500	120,000	(p)	121,641
09-30-12	0.375	1,000,000		997,500
02-29-16	2.125	1,299,000	(p)	1,294,940
02-15-21	3.625	1,210,000	(p)	1,227,205
11-15-40	4.250	9,536,000		9,120,287
U.S. Treasury Inflation- Indexed Bonds
02-15-41	2.125	3,926,360	(e)	4,149,413

Total				16,910,986

Asset-Backed (0.6%)
DT Auto Owner Trust Series 2009-1 Class A1
10-15-15	2.980	851,594	(d)	855,675
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08-15-13	0.950	1,097,589		1,098,335

Total				1,954,010

Commercial Mortgage-Backed (1.7%)(f)
Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class A1
09-11-42	5.422	439,946		446,539
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1
05-15-36	3.819	727,892		735,544
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class A3
01-05-36	4.533	1,285,401		1,309,952
Greenwich Capital Commercial Funding Corp. Series 2007-GG11 Class A1
12-10-49	5.358	663,532		679,618
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03-10-39	5.444	850,000		899,694

See accompanying Notes to Portfolio of Investments.

10  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Commercial Mortgage-Backed (cont.)
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-CB6 Class A1
07-12-37	4.393%	$498,919		$513,087
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A
08-15-45	5.808	1,400,000	(d)	1,512,454
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3
08-15-39	5.983	50,000		54,296

Total				6,151,184

Residential Mortgage-Backed (7.0%)(f)
BCAP LLC Trust CMO Series 2010-RR7 Class 17A7
03-26-36	5.060	265,000	(d,h)	219,317
BCAP LLC Trust CMO Series 2010-RR7 Class 8A6
05-26-35	5.500	395,000	(d)	388,905
Citigroup Mortgage Loan Trust, Inc. CMO Series 2009-3 Class 4A3
10-25-33	2.624	910,000	(d,h)	737,100
Citigroup Mortgage Loan Trust, Inc. CMO Series 2009-4 Class 9A2
03-25-36	4.753	455,000	(d,h)	373,100
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 3A2
07-25-36	5.143	735,000	(d,h)	705,559
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 2A2
09-25-35	2.815	170,000	(d,h)	134,300
Credit Suisse Mortgage Capital Certificates CMO Series 2010-17R Class 1A2
06-26-36	2.633	420,000	(d,h)	307,222
Credit Suisse Mortgage Capital Certificates Series 2011-4R Class 4A7
08-27-37	4.000	1,290,000	(d)	1,185,188
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7
04-25-33	5.500	729,390		729,539
Federal Home Loan Mortgage Corp. #G02757
06-01-36	5.000	273,211		286,538
Federal National Mortgage Association
04-01-41	4.000	4,000,000	(m)	3,933,752
04-01-41	4.500	4,500,000	(m)	4,579,451
04-01-41	5.000	5,000,000	(m)	5,231,249
04-01-41	6.500	725,000	(m)	812,680
Federal National Mortgage Association #702038
05-01-33	5.000	501,469		528,612
Federal National Mortgage Association #735224
02-01-35	5.500	516,107		555,754
Federal National Mortgage Association #745392
12-01-20	4.500	348,093		367,935
Federal National Mortgage Association #766641
03-01-34	5.000	346,006		364,355
Federal National Mortgage Association #770439
04-01-34	6.000	38,324		42,318
Federal National Mortgage Association #848482
12-01-35	6.000	481,348		527,277
Federal National Mortgage Association #909214
07-01-38	7.000	397,652		454,589
Federal National Mortgage Association #949320
10-01-37	7.000	429,051	(q)	491,054
General National Mortgage Association CMO I.O. Series 2010-167 Class GI
02-20-38	1.687	1,484,605	(v)	265,011
JP Morgan Reremic CMO Series 2010-5 Class 1A6
04-26-37	4.500	200,000	(d,h)	184,000
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4
06-27-32	4.000	654,470	(d,h)	659,078
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1
12-25-35	5.500	632,524		644,210

Total				24,708,093

Aerospace & Defense (1.2%)
ADS Tactical, Inc. Senior Secured
04-01-18	11.000	885,000	(d)	907,125
Huntington Ingalls Industries, Inc.
03-15-18	6.875	296,000	(d)	308,950
Huntington Ingalls Industries, Inc.
03-15-21	7.125	299,000	(d)	311,708

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Aerospace & Defense (cont.)
Kratos Defense & Security Solutions, Inc. Senior Secured
06-01-17	10.000%	$715,000		$788,288
06-01-17	10.000	628,000	(d)	693,940
Oshkosh Corp.
03-01-17	8.250	335,000		368,500
03-01-20	8.500	325,000		364,406
TransDigm, Inc. Senior Subordinated Notes
12-15-18	7.750	295,000	(d)	316,756

Total				4,059,673

Automotive (0.8%)
Accuride Corp. Senior Secured
08-01-18	9.500	115,000		127,938
Cooper-Standard Automotive, Inc.
05-01-18	8.500	432,000		462,240
Dana Holding Corp. Senior Unsecured
02-15-19	6.500	110,000		109,175
02-15-21	6.750	923,000		920,692
Delphi Automotive LLC
10-06-14	12.000	214		223
Lear Corp.
03-15-18	7.875	568,000		619,120
03-15-20	8.125	360,000		396,000
Visteon Corp. Senior Notes
04-15-19	6.750	251,000	(d,m)	251,000

Total				2,886,388

Banking (1.6%)
Banco Cruzeiro do Sul SA Senior Unsecured
01-20-16	8.250	500,000	(c,d)	494,106
Banco de Credito del Peru (PEN) Subordinated Notes
10-15-22	7.170	2,000,000	(c,d)	696,845
Bank of America Corp. Senior Unsecured
07-01-20	5.625	1,725,000		1,761,384
JPMorgan Chase & Co. Senior Unsecured
10-15-20	4.250	440,000		420,513
Morgan Stanley Senior Unsecured
01-26-20	5.500	500,000		501,630
01-25-21	5.750	380,000		383,532
Santander U.S. Debt SA Unipersonal Bank Guaranteed
10-07-15	3.781	1,500,000	(c,d)	1,441,408

Total				5,699,418

Brokerage (0.3%)
E*Trade Financial Corp. Senior Unsecured
09-15-13	7.375	120,000		120,450
12-01-15	7.875	325,000		329,063
E*Trade Financial Corp. Senior Unsecured Pay-in-kind
11-30-17	12.500	585,000	(j)	697,612

Total				1,147,125

Building Materials (0.7%)
Associated Materials LLC Senior Secured
11-01-17	9.125	52,000	(d)	55,250
Euramax International, Inc. Senior Secured
04-01-16	9.500	375,000	(d)	379,688
Gibraltar Industries, Inc.
12-01-15	8.000	1,390,000		1,421,275
Interface, Inc.
12-01-18	7.625	117,000	(d)	123,435
Norcraft Companies LP/Finance Corp. Secured
12-15-15	10.500	458,000		490,060

Total				2,469,708

Chemicals (2.1%)
Ashland, Inc.
06-01-17	9.125	475,000		545,063
CF Industries, Inc.
05-01-18	6.875	1,015,000		1,136,800
05-01-20	7.125	1,015,000		1,149,487

See accompanying Notes to Portfolio of Investments.

12  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Chemicals (cont.)
Chemtura Corp.
09-01-18	7.875%	$163,000	(d)	$172,373
Hexion U.S. Finance Corp./Nova Scotia ULC Secured
11-15-20	9.000	210,000	(d)	217,744
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02-01-18	8.875	1,298,000		1,372,634
LyondellBasell Industries Senior Secured
11-01-17	8.000	1,062,000	(d)	1,173,509
MacDermid, Inc. Senior Subordinated Notes
04-15-17	9.500	338,500	(d)	359,233
Momentive Performance Materials, Inc. Secured
01-15-21	9.000	350,000	(d)	361,813
Nalco Co.
01-15-19	6.625	5,000	(d)	5,144
Nova Chemicals Corp. Senior Unsecured
11-01-16	8.375	235,000	(c)	257,913
11-01-19	8.625	235,000	(c)	262,906
Polypore International, Inc.
11-15-17	7.500	400,000	(d)	420,000

Total				7,434,619

Construction Machinery (0.9%)
Case New Holland, Inc. Senior Notes
12-01-17	7.875	726,000	(d)	805,860
Columbus McKinnon Corp.
02-01-19	7.875	144,000	(d)	149,040
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured
02-01-21	8.250	215,000	(d)	223,600
The Manitowoc Co., Inc.
02-15-18	9.500	379,000	(p)	426,375
United Rentals North America, Inc.
12-15-19	9.250	505,000		563,075
09-15-20	8.375	835,000		872,575

Total				3,040,525

Consumer Cyclical Services (0.5%)
Brickman Group Holdings, Inc. Senior Notes
11-01-18	9.125	164,000	(d)	175,890
Garda World Security Corp. Senior Unsecured
03-15-17	9.750	892,000	(c,d)	961,130
West Corp.
10-01-18	8.625	280,000	(d)	294,700
01-15-19	7.875	377,000	(d)	384,540

Total				1,816,260

Consumer Products (0.9%)
Central Garden and Pet Co.
03-01-18	8.250	595,000		621,775
Jarden Corp.
05-01-17	7.500	625,000		665,625
NBTY, Inc.
10-01-18	9.000	50,000	(d)	54,250
Spectrum Brands Holdings, Inc. Senior Secured
06-15-18	9.500	1,135,000	(d)	1,248,500
Visant Corp.
10-01-17	10.000	371,000		400,680

Total				2,990,830

Diversified Manufacturing (0.7%)
Amsted Industries, Inc. Senior Notes
03-15-18	8.125	682,000	(d)	729,740
CPM Holdings, Inc. Senior Secured
09-01-14	10.625	414,000	(d)	447,120
Pinafore LLC/Inc. Secured
10-01-18	9.000	90,000	(d)	97,200
SPX Corp.
09-01-17	6.875	512,000	(d)	550,400
WireCo WorldGroup, Inc. Senior Unsecured
05-15-17	9.500	519,000	(d)	552,735

Total				2,377,195

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Electric (4.4%)
Arizona Public Service Co. Senior Unsecured
08-01-16	6.250%	$904,000		$1,019,921
Calpine Corp. Senior Secured
02-15-21	7.500	745,000	(d)	772,006
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	1,085,000		1,230,425
Dominion Resources, Inc. Senior Unsecured
08-15-19	5.200	585,000		623,564
Duke Energy Corp. Senior Unsecured
09-15-14	3.950	540,000		566,393
Duke Energy Ohio, Inc. 1st Mortgage
04-01-19	5.450	555,000		610,203
Edison Mission Energy Senior Unsecured
05-15-17	7.000	501,000		402,053
Energy Future Holdings Corp. Senior Secured
01-15-20	10.000	350,000		370,886
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12-01-20	10.000	302,000		320,022
Florida Power Corp. 1st Mortgage
06-15-38	6.400	200,000		224,672
GenOn Energy, Inc. Senior Unsecured
10-15-18	9.500	320,000	(d)	333,600
Indiana Michigan Power Co. Senior Unsecured
03-15-37	6.050	200,000		207,533
Majapahit Holding BV
06-28-17	7.250	562,000	(c,d)	613,573
01-20-20	7.750	1,100,000	(c,d)	1,234,527
Midwest Generation LLC Pass-Through Certificates
01-02-16	8.560	136,273		138,998
National Power Corp. Government Guaranteed
11-02-16	6.875	300,000	(c,d)	341,587
Nevada Power Co.
01-15-15	5.875	320,000		355,987
05-15-18	6.500	780,000		892,144
08-01-18	6.500	720,000		824,300
NRG Energy, Inc.
01-15-17	7.375	1,193,000		1,243,702
PacifiCorp 1st Mortgage
09-15-13	5.450	255,000		278,730
Power Sector Assets & Liabilities Management Corp. Government Guaranteed
05-27-19	7.250	410,000	(c,d)	467,400
Sierra Pacific Power Co.
05-15-16	6.000	485,000		546,569
The Cleveland Electric Illuminating Co. 1st Mortgage
11-15-18	8.875	500,000		632,091
TransAlta Corp. Senior Unsecured
05-15-18	6.650	990,000	(c)	1,108,408

Total				15,359,294

Entertainment (0.8%)
AMC Entertainment Holdings, Inc. Senior Subordinated Notes
12-01-20	9.750	460,000	(d)	492,200
AMC Entertainment, Inc.
06-01-19	8.750	323,000		350,455
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
08-01-18	9.125	175,000	(d)	189,875
Regal Cinemas Corp.
07-15-19	8.625	770,000		826,788
Speedway Motorsports, Inc.
06-01-16	8.750	815,000		892,425

Total				2,751,743

See accompanying Notes to Portfolio of Investments.

14  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Environmental (—%)
Clean Harbors, Inc. Senior Secured
08-15-16	7.625%	$150,000	(d)	$159,188

Food and Beverage (1.7%)
Anheuser-Busch InBev Worldwide, Inc.
11-15-14	5.375	2,470,000		2,721,877
Bracol Holding Ltda Senior Unsecured
10-05-16	10.250	220,000	(c,d)	243,650
Cerveceria Nacional Dominicana C por A
03-27-12	16.000	320,000	(c,d)	275,200
Cott Beverages, Inc.
11-15-17	8.375	35,000		37,363
09-01-18	8.125	185,000		197,488
Darling International, Inc.
12-15-18	8.500	85,000	(d)	92,438
Dean Foods Co.
06-01-16	7.000	12,000	(p)	11,445
Dean Foods Co. Senior Notes
12-15-18	9.750	239,000	(d,p)	245,274
Kraft Foods, Inc. Senior Unsecured
08-11-17	6.500	235,000		267,846
02-01-18	6.125	1,355,000		1,514,700
MHP SA
04-29-15	10.250	512,000	(c,d)	544,084

Total				6,151,365

Gaming (2.1%)
Boyd Gaming Corp. Senior Notes
12-01-18	9.125	955,000	(d)	981,263
FireKeepers Development Authority Senior Secured
05-01-15	13.875	855,000	(d)	1,013,175
Isle of Capri Casinos, Inc.
03-15-19	7.750	85,000	(d,p)	84,575
MGM Resorts International Senior Secured
03-15-20	9.000	525,000		577,500
MGM Resorts International Senior Unsecured
03-01-18	11.375	1,008,000	(p)	1,118,880
Pinnacle Entertainment, Inc.
05-15-20	8.750	175,000		182,000
Pokagon Gaming Authority Senior Notes
06-15-14	10.375	1,185,000	(d)	1,226,475
San Pasqual Casino
09-15-13	8.000	76,000	(d)	76,000
Seminole Indian Tribe of Florida
10-01-17	7.750	380,000	(d)	401,850
Seminole Indian Tribe of Florida Senior Secured
10-01-20	6.535	275,000	(d)	270,237
Seneca Gaming Corp.
12-01-18	8.250	341,000	(d)	351,230
Shingle Springs Tribal Gaming Authority Senior Notes
06-15-15	9.375	1,150,000	(d)	759,000
Tunica-Biloxi Gaming Authority Senior Unsecured
11-15-15	9.000	511,000	(d)	505,890

Total				7,548,075

Gas Distributors (0.2%)
Energy Transfer Equity LP
10-15-20	7.500	575,000		626,750

Gas Pipelines (2.4%)
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured
03-05-14	5.670	130,000	(c,d)	138,814
Colorado Interstate Gas Co. Senior Unsecured
11-15-15	6.800	3,219,000		3,699,937
El Paso Corp. Senior Unsecured
06-01-18	7.250	28,000		31,465
09-15-20	6.500	647,000	(d)	697,143
MarkWest Energy Partners LP/Finance Corp.
08-15-21	6.500	350,000		349,563
Nisource Finance Corp.
09-15-17	5.250	1,010,000		1,075,539

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Gas Pipelines (cont.)
Northwest Pipeline GP Senior Unsecured
04-15-17	5.950%	$500,000		$564,724
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	430,000		489,125
12-01-18	6.875	393,000		417,563
Southern Star Central Corp. Senior Unsecured
03-01-16	6.750	575,000		583,625
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08-15-11	7.000	500,000		511,621

Total				8,559,119

Health Care (2.5%)
American Renal Holdings Co., Inc. Senior Secured
05-15-18	8.375	312,000		329,160
American Renal Holdings Co., Inc. Senior Unsecured Pay-in-kind
03-01-16	9.750	95,000	(d,j)	93,338
AMGH Merger Sub, Inc.
11-01-18	9.250	357,000	(d)	382,883
ConvaTec Healthcare E SA Senior Unsecured
12-15-18	10.500	662,000	(c,d)	695,100
Hanger Orthopedic Group, Inc.
11-15-18	7.125	320,000		326,400
HCA, Inc. Senior Secured
02-15-20	7.875	1,665,000		1,810,687
09-15-20	7.250	1,000,000		1,069,999
Healthsouth Corp.
02-15-20	8.125	728,000		786,240
09-15-22	7.750	41,000		42,640
inVentiv Health, Inc.
08-15-18	10.000	934,000	(d)	971,360
Multiplan, Inc.
09-01-18	9.875	446,000	(d)	479,450
Radiation Therapy Services, Inc.
04-15-17	9.875	625,000		637,500
Radnet Management, Inc.
04-01-18	10.375	80,000		80,900
STHI Holding Corp. Secured
03-15-18	8.000	140,000	(d)	144,900
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	554,000		567,158
02-01-19	7.750	225,000	(d)	227,813

Total				8,645,528

Home Construction (0.4%)
Beazer Homes USA, Inc.
06-15-18	9.125	617,000		626,255
K Hovnanian Enterprises, Inc.
10-15-15	11.875	370,000		351,500
K Hovnanian Enterprises, Inc. Senior Secured
10-15-16	10.625	335,000		355,938

Total				1,333,693

Independent Energy (4.0%)
Anadarko Petroleum Corp. Senior Unsecured
09-15-16	5.950	265,000		288,157
Berry Petroleum Co. Senior Subordinated Notes
11-01-16	8.250	50,000		52,875
Berry Petroleum Co. Senior Unsecured
11-01-20	6.750	135,000		139,050
Brigham Exploration Co.
10-01-18	8.750	325,000	(d)	362,375
Carrizo Oil & Gas, Inc.
10-15-18	8.625	712,000	(d)	758,280
Chaparral Energy, Inc.
10-01-20	9.875	162,000	(d)	179,820
09-01-21	8.250	340,000	(d)	350,200
Chesapeake Energy Corp.
08-15-20	6.625	1,020,000		1,083,749
02-15-21	6.125	590,000		609,175
Comstock Resources, Inc.
10-15-17	8.375	55,000		57,063
04-01-19	7.750	116,000		118,030
Concho Resources, Inc. Senior Notes
01-15-21	7.000	337,000		354,693

See accompanying Notes to Portfolio of Investments.

16  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Independent Energy (cont.)
Continental Resources, Inc.
10-01-20	7.375%	$212,000		$227,900
04-01-21	7.125	317,000		336,813
EnCana Holdings Finance Corp.
05-01-14	5.800	610,000	(c)	676,397
EXCO Resources, Inc.
09-15-18	7.500	830,000		843,488
Goodrich Petroleum Corp.
03-15-19	8.875	295,000	(d)	295,000
Hilcorp Energy I LP/Finance Co. Senior Notes
04-15-21	7.625	656,000	(d)	687,160
Hilcorp Energy I LP/Finance Co. Senior Unsecured
11-01-15	7.750	708,000	(d)	732,780
Laredo Petroleum, Inc. Senior Notes
02-15-19	9.500	803,000	(d)	836,124
MEG Energy Corp.
03-15-21	6.500	410,000	(c,d)	416,663
Oasis Petroleum, Inc. Senior Notes
02-01-19	7.250	215,000	(d)	218,225
Petrohawk Energy Corp.
08-15-18	7.250	296,000	(d)	304,140
08-15-18	7.250	410,000		422,300
QEP Resources, Inc. Senior Unsecured
03-01-21	6.875	470,000		493,500
Quicksilver Resources, Inc.
08-01-15	8.250	706,000		736,005
Range Resources Corp.
05-01-18	7.250	1,250,000		1,334,374
Southwestern Energy Co. Senior Notes
02-01-18	7.500	1,000,000		1,133,749
Venoco, Inc. Senior Unsecured
02-15-19	8.875	89,000	(d)	89,000

Total				14,137,085

Integrated Energy (0.5%)
Lukoil International Finance BV
11-05-19	7.250	1,100,000	(c,d)	1,209,568
TNK-BP Finance SA
03-13-18	7.875	425,000	(c,d)	485,833

Total				1,695,401

Life Insurance (0.4%)
ING Groep NV
12-29-49	5.775	1,502,000	(c,h)	1,389,350

Media Cable (1.6%)
Bresnan Broadband Holdings LLC
12-15-18	8.000	20,000	(d)	21,200
Cablevision Systems Corp. Senior Unsecured
09-15-17	8.625	1,000,000		1,112,499
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	370,000		393,125
01-15-19	7.000	315,000		322,875
04-30-20	8.125	843,000		916,762
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured
11-15-17	8.625	610,000	(d)	635,925
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	640,000		630,719
DISH DBS Corp.
02-01-16	7.125	850,000		907,375
09-01-19	7.875	195,000		211,088
Insight Communications Co., Inc. Senior Notes
07-15-18	9.375	180,000	(d)	199,800
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured
03-15-19	7.500	245,000	(c,d)	251,028

Total				5,602,396

Media Non-Cable (3.2%)
Clear Channel Communications, Inc.
12-15-17	9.250	830,000		909,888
03-01-21	9.000	1,115,000	(d)	1,112,212
Entravision Communications Corp. Senior Secured
08-01-17	8.750	815,000		867,975

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Media Non-Cable (cont.)
Gray Television, Inc. Secured
06-29-15	10.500%	$852,000	(p)	$906,315
Intelsat Jackson Holdings SA
06-15-16	11.250	465,000	(c)	495,806
04-01-19	7.250	270,000	(c,d,m)	270,338
10-15-20	7.250	488,000	(c,d)	488,610
04-01-21	7.500	270,000	(c,d,m)	270,675
Nielsen Finance LLC/Co.
10-15-18	7.750	966,000	(d)	1,036,034
RR Donnelley & Sons Co. Senior Unsecured
01-15-17	6.125	220,000		228,684
Salem Communications Corp. Secured
12-15-16	9.625	482,000		520,560
Sinclair Television Group, Inc. Secured
11-01-17	9.250	435,000	(d)	485,025
Sirius XM Radio, Inc.
04-01-15	8.750	290,000	(d)	326,250
The Interpublic Group of Companies, Inc. Senior Unsecured
11-15-14	6.250	40,000		43,700
07-15-17	10.000	763,000		907,970
Univision Communications, Inc.
05-15-21	8.500	915,000	(d)	944,738
Univision Communications, Inc. Senior Secured
11-01-20	7.875	505,000	(d)	535,300
XM Satellite Radio, Inc.
11-01-18	7.625	976,000	(d)	1,029,680

Total				11,379,760

Metals (2.7%)
Aleris International, Inc. Senior Unsecured
06-01-20	6.000	3,093	(r,u)	3,093
ArcelorMittal Senior Unsecured
03-01-21	5.500	205,000	(c)	202,008
03-01-41	6.750	350,000	(c)	343,014
Arch Coal, Inc.
08-01-16	8.750	1,613,000		1,802,527
Consol Energy, Inc.
04-01-17	8.000	741,000		811,395
Consol Energy, Inc.
04-01-20	8.250	599,000		664,141
FMG Resources August 2006 Proprietary Ltd.
11-01-15	7.000	733,000	(c,d)	756,117
02-01-16	6.375	350,000	(c,d)	352,625
02-01-18	6.875	183,000	(c,d)	190,778
JMC Steel Group Senior Notes
03-15-18	8.250	178,000	(d)	182,005
Noranda Aluminum Acquisition Corp. Pay-in-kind
05-15-15	5.193	1,812,176	(h,j)	1,744,220
Novelis, Inc.
12-15-17	8.375	510,000	(c,d)	552,075
12-15-20	8.750	505,000	(c,d)	555,500
Rain CII Carbon LLC/Corp. Senior Secured
12-01-18	8.000	430,000	(d)	459,025
United States Steel Corp. Senior Unsecured
02-01-18	7.000	700,000		727,125
04-01-20	7.375	157,000		164,458

Total				9,510,106

Non-Captive Consumer (0.2%)
SLM Corp. Senior Notes
01-25-16	6.250	369,000		384,683
SLM Corp. Senior Unsecured
03-25-20	8.000	170,000		185,300

Total				569,983

Non-Captive Diversified (2.9%)
Ally Financial, Inc.
03-15-20	8.000	2,443,000		2,659,816
09-15-20	7.500	635,000	(d)	669,925

See accompanying Notes to Portfolio of Investments.

18  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Non-Captive Diversified (cont.)
CIT Group, Inc. Secured
05-01-17	7.000%	$2,265,000		$2,267,831
04-01-18	6.625	300,000	(d,m,p)	304,500
04-01-18	6.625	195,000	(d,p)	197,925
Ford Motor Credit Co. LLC Senior Unsecured
04-15-15	7.000	597,000		646,208
01-15-20	8.125	635,000		727,353
General Electric Capital Corp. Senior Unsecured
01-10-39	6.875	965,000		1,076,933
International Lease Finance Corp. Senior Unsecured
03-15-17	8.750	429,000	(d)	482,625
09-01-17	8.875	535,000		605,888
12-15-20	8.250	350,000		383,688

Total				10,022,692

Oil Field Services (1.7%)
Gazprom OAO Via Gazstream SA
07-22-13	5.625	16,323	(c,d)	16,997
Gazprom OAO Via Gaz Capital SA Secured
07-31-14	8.125	380,000	(c,d)	431,680
Gazprom OAO Via Gaz Capital SA Senior Unsecured
11-22-16	6.212	400,000	(c,d)	434,000
04-11-18	8.146	450,000	(c,d)	530,415
03-07-22	6.510	300,000	(c,d)	318,750
08-16-37	7.288	300,000	(c,d)	324,000
KazMunayGas National Co. Senior Unsecured
01-23-15	11.750	400,000	(c,d)	499,500
07-02-18	9.125	850,000	(c,d)	1,024,250
05-05-20	7.000	400,000	(c,d)	430,910
04-09-21	6.375	200,000	(c,d)	206,500
Key Energy Services, Inc.
03-01-21	6.750	293,000		298,128
Novatek Finance Ltd.
02-03-21	6.604	300,000	(c,d)	315,512
Offshore Group Investments Ltd. Senior Secured
08-01-15	11.500	865,000	(c,d)	959,724
Trinidad Drilling Ltd. Senior Unsecured
01-15-19	7.875	344,000	(c,d)	363,708

Total				6,154,074

Other Industry (0.3%)
Aquilex Holdings LLC/Finance Corp.
12-15-16	11.125	553,000		584,106
Chart Industries, Inc.
10-15-15	9.125	170,000		173,400
Interline Brands, Inc.
11-15-18	7.000	194,000		198,850

Total				956,356

Packaging (1.0%)
Ardagh Packaging Finance PLC
10-15-20	9.125	300,000	(c,d)	324,750
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	410,000		447,925
Reynolds Group Issuer, Inc./LLC
05-15-18	8.500	455,000	(d)	460,688
04-15-19	9.000	395,000	(d)	408,825
02-15-21	8.250	442,000	(d)	438,685
Reynolds Group Issuer, Inc./LLC Senior Secured
04-15-19	7.125	907,000	(d)	929,675
Silgan Holdings, Inc. Senior Unsecured
08-15-16	7.250	535,000		580,475

Total				3,591,023

Paper (0.4%)
Cascades, Inc.
12-15-17	7.750	900,000	(c)	950,625
Graphic Packaging International, Inc.
10-01-18	7.875	99,000		105,930
Verso Paper Holdings LLC/Inc. Secured
02-01-19	8.750	240,000	(d,p)	249,600

Total				1,306,155

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Pharmaceuticals (0.6%)
Grifols Inc. Secured
02-01-18	8.250%	$461,000	(d)	$472,525
Mylan, Inc.
11-15-18	6.000	395,000	(d)	395,000
Valeant Pharmaceuticals International
10-01-17	6.750	175,000	(d)	172,375
10-01-20	7.000	120,000	(d)	116,400
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	819,000	(d)	857,903

Total				2,014,203

Railroads (0.2%)
CSX Corp. Senior Unsecured
03-15-13	5.750	100,000		107,759
04-15-41	5.500	440,000		424,348

Total				532,107

Refining (0.1%)
United Refining Co. Senior Secured
02-28-18	10.500	472,000	(d)	472,000

Retailers (0.5%)
Ltd Brands, Inc.
04-01-21	6.625	265,000		270,963
Needle Merger Sub Corp. Senior Unsecured
03-15-19	8.125	373,000	(d)	376,730
QVC, Inc. Senior Secured
04-15-17	7.125	468,000	(d)	489,644
Rite Aid Corp. Senior Secured
08-15-20	8.000	390,000	(p)	412,913
Toys “R” Us, Inc. Senior Unsecured
10-15-18	7.375	296,000		296,740

Total				1,846,990

Technology (2.2%)
Amkor Technology, Inc. Senior Unsecured
05-01-18	7.375	552,000	(p)	571,320
Avaya, Inc.
11-01-15	9.750	325,000		330,281
Avaya, Inc. Senior Secured
04-01-19	7.000	325,000	(d)	316,875
Cardtronics, Inc.
09-01-18	8.250	410,000		445,363
CDW Escrow Corp. Senior Notes
04-01-19	8.500	370,000	(d,m)	370,463
CommScope, Inc.
01-15-19	8.250	311,000	(d)	324,995
First Data Corp.
09-24-15	9.875	419,000		429,475
01-15-21	12.625	786,000	(d)	852,809
First Data Corp. Pay-in-kind
09-24-15	10.550	25,000	(j,p)	25,906
First Data Corp. Senior Secured
06-15-19	7.375	275,000	(d,m)	280,844
08-15-20	8.875	535,000	(d)	587,163
Freescale Semiconductor, Inc. Senior Secured
04-15-18	9.250	265,000	(d)	290,175
Interactive Data Corp.
08-01-18	10.250	555,000	(d)	622,988
NXP BV/Funding LLC Senior Secured
08-01-18	9.750	1,405,000	(c,d)	1,582,380
SunGard Data Systems, Inc. Senior Unsecured
11-15-18	7.375	629,000	(d)	643,153

Total				7,674,190

Transportation Services (0.7%)
Aeropuertos Argentina 2000 SA Senior Secured
12-01-20	10.750	247,500	(c,d)	268,372

See accompanying Notes to Portfolio of Investments.

20  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Transportation Services (cont.)
Avis Budget Car Rental LLC/Finance Inc.
01-15-19	8.250%	$600,000		$628,499
ERAC USA Finance LLC
10-15-37	7.000	255,000	(d)	277,830
The Hertz Corp.
10-15-18	7.500	410,000	(d)	424,350
04-15-19	6.750	310,000	(d)	307,288
01-15-21	7.375	552,000	(d)	564,420

Total				2,470,759

Wireless (2.2%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
05-01-17	7.750	138,000	(d)	150,420
Clearwire Communications LLC/Finance, Inc. Secured
12-01-17	12.000	402,000	(d,p)	429,638
Clearwire Communications LLC/Finance, Inc. Senior Secured
12-01-15	12.000	26,000	(d)	28,080
12-01-15	12.000	314,500	(d)	338,874
Cricket Communications, Inc. Senior Secured
05-15-16	7.750	375,000		398,438
MetroPCS Wireless, Inc.
09-01-18	7.875	720,000		770,400
11-15-20	6.625	400,000		399,500
Nextel Communications, Inc.
08-01-15	7.375	500,000		501,875
NII Capital Corp.
08-15-16	10.000	123,000		140,220
04-01-21	7.625	380,000		388,550
SBA Telecommunications, Inc.
08-15-16	8.000	780,000		849,225
08-15-19	8.250	280,000		309,400
Sprint Nextel Corp. Senior Unsecured
08-15-17	8.375	1,265,000	(p)	1,408,893
United States Cellular Corp. Senior Unsecured
12-15-33	6.700	155,000		148,577
Wind Acquisition Finance SA
07-15-17	11.750	750,000	(c,d,r,u)	1,500
07-15-17	11.750	750,000	(c,d)	862,499
Wind Acquisition Finance SA Senior Secured
02-15-18	7.250	460,000	(c,d)	483,000

Total				7,609,089

Wirelines (4.0%)
AT&T, Inc. Senior Unsecured
02-15-39	6.550	1,120,000		1,167,307
Cincinnati Bell, Inc.
10-15-17	8.250	600,000		604,500
Embarq Corp. Senior Unsecured
06-01-36	7.995	130,000		146,562
Frontier Communications Corp. Senior Unsecured
04-15-15	7.875	104,000		112,060
04-15-17	8.250	260,000		280,800
04-15-20	8.500	330,000		357,638
Integra Telecom Holdings, Inc. Senior Secured
04-15-16	10.750	462,000	(d)	501,270
ITC Deltacom, Inc. Senior Secured
04-01-16	10.500	395,000		435,488
Level 3 Financing, Inc.
02-15-17	8.750	760,000		754,300
04-01-19	9.375	205,000	(d)	198,338
PAETEC Holding Corp. Senior Secured
06-30-17	8.875	478,000		515,045
PAETEC Holding Corp. Senior Unsecured
12-01-18	9.875	680,000	(d)	717,400
Qtel International Finance Ltd.
06-10-19	7.875	600,000	(c,d)	691,017
02-16-21	4.750	400,000	(c,d)	371,555
10-19-25	5.000	770,000	(c,d)	713,478
Telecom Italia Capital SA
07-18-36	7.200	105,000	(c)	105,373

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Wirelines (cont.)
Telefonica Emisiones SAU
04-27-15	3.729%	$1,185,000	(c)	$1,196,019
TELUS Corp. Senior Unsecured
06-01-11	8.000	761,000	(c)	770,081
tw telecom holdings, inc.
03-01-18	8.000	427,000		460,626
Verizon New York, Inc. Senior Unsecured
04-01-12	6.875	1,603,000		1,696,999
04-01-32	7.375	1,190,000		1,335,116
Windstream Corp.
11-01-17	7.875	400,000		429,000
03-15-19	7.000	395,000		397,963

Total				13,957,935

Total Bonds
(Cost: $305,320,890)				$324,273,469

Municipal Bonds (0.9%)
Issue	Coupon	Principal
Description	Rate	Amount		Value(a)

College (0.3%)
California Educational Facilities Authority Revenue Bonds University of Southern California Series 2009B
10-01-38	5.000%	$550,000		$537,147
Missouri State Health & Educational Facilities Authority Revenue Bonds Washington University (The) Series 2007A
01-15-37	5.000	550,000		554,911

Special District — Special Tax (0.2%)
New York City Transitional Finance Authority Revenue Bonds Subordinated Future Tax Secured Series 2011C
11-01-39	5.000	550,000		534,496

State (0.4%)
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03-01-19	5.877	965,000		964,758
State of Texas Unlimited General Obligation Bonds Transportation Commission Mobility Fund Series 2007
04-01-37	5.000	550,000		548,411

Total				1,513,169

Total Municipal Bonds
(Cost: $3,113,583)				$3,139,723

Senior Loans (5.0%)(n)
	Coupon	Principal
Borrower	Rate	Amount		Value(a)

Aerospace & Defense (—%)
Wesco Aircraft Hardware Corp. 2nd Lien Term Loan
03-28-14	6.000%	$107,500		$107,365

Airlines (0.1%)
Delta Air Lines, Inc. 2nd Lien Term Loan
TBD	TBD	99,741	(m,o)	99,139
United Air Lines, Inc. Tranche B Term Loan
02-01-14	2.313	97,142		94,537

Total				193,676

Automotive (—%)
Delphi Holdings LLP Tranche A Term Loan
10-06-14	5.284	183		178
Delphi Holdings LLP Tranche B Term Loan
10-06-14	5.284	1,851		1,805

Total				1,983

See accompanying Notes to Portfolio of Investments.

22  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Senior Loans (continued)
	Coupon	Principal
Borrower	Rate	Amount		Value(a)

Building Materials (0.1%)
Custom Building Products, Inc. Term Loan
03-19-15	5.750%	$84,407		$85,145
Goodman Global, Inc. 1st Lien Term Loan
10-28-16	5.750	99,750		99,998
Goodman Global, Inc. 2nd Lien Term Loan
10-30-17	9.000	100,000		102,650
Springs Window Fashions LLC Tranche B Term Loan
12-31-12	3.063	137,396		136,308

Total				424,101

Chemicals (0.4%)
Brenntag Holding Gmbh & Co. KG 2nd Lien Term Loan
07-17-15	6.453	125,000	(c)	126,016
Celanese U.S. Holdings LLC Term Loan
04-02-14	1.761	525,455		525,392
Hexion Specialty Chemicals, Inc. Tranche C1B Term Loan
05-05-15	4.000	128,629		127,214
Hexion Specialty Chemicals, Inc. Tranche C2B Term Loan
05-05-15	4.063	57,399		56,768
Hexion Specialty Chemicals, Inc. Tranche C5B Term Loan
05-05-15	4.063	96,500		95,053
Millenium Chemicals 2nd Lien Term Loan
11-15-14	6.057	125,000		124,688
Nalco Co. Tranche B1 Term Loan
10-05-17	4.500	174,125		175,528
PQ Corp. 1st Lien Term Loan
07-30-14	3.538	73,125		71,189
Solutia, Inc. Tranche 1 Term Loan
TBD	TBD	98,750	(m,o)	99,274

Total				1,401,122

Construction Machinery (0.1%)
The Manitowoc Co., Inc. Tranche A Term Loan
11-06-13	5.313	184,022		184,108

Consumer Products (0.1%)
Affinion Group, Inc. Tranche B Term Loan
10-09-16	5.000	198,500		198,217
Fender Musical Instruments Corp. Delayed Draw Term Loan
06-09-14	2.510	14,332		13,672
Fender Musical Instruments Corp. Term Loan
06-09-14	2.500	28,369		27,064
Prestige Brands, Inc. Term Loan
03-24-16	4.750	72,250		72,657
Visant Corp. Tranche B Term Loan
12-22-16	5.250	49,875		49,750

Total				361,360

Diversified Manufacturing (0.2%)
Contech Construction Products, Inc. Term Loan
01-31-13	5.250	360,953		314,780
IMG Worldwide, Inc. Tranche B Term Loan
06-15-15	7.250	199,000		198,503
N.E.W. Holdings I LLC Term Loan
03-23-16	6.000	280,714		280,245

Total				793,528

Electric (0.1%)
Boston Generating LLC 1st Lien Revolving Term Loan
12-20-13	6.500	312		181
Boston Generating LLC 1st Lien Synthetic Letter of Credit
12-20-13	0.182	2,190		1,270
Boston Generating LLC Tranche B 1st Lien Term Loan
12-20-13	6.500	19,035		11,040

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

Senior Loans (continued)
	Coupon	Principal
Borrower	Rate	Amount		Value(a)

Electric (cont.)
Calpine Corp. Term Loan
04-01-18	4.500%	$25,000		$25,082
Dynegy Holdings, Inc. Letter of Credit
04-02-13	4.000	184,888		183,077
FirstLight Power Resources, Inc. Tranche B 1st Lien Term Loan
11-01-13	2.813	28,066		27,669
GeNon Energy, Inc./Americas Inc. Term Loan
09-20-17	6.000	99,750		100,748
NRG Energy, Inc. Credit Linked Deposit
02-01-13	2.053	20		20
08-31-15	3.557	51,806		52,087
NRG Energy, Inc. Term Loan
02-01-13	2.057	9,284		9,229
08-31-15	3.502	61,354		61,687

Total				472,090

Entertainment (0.3%)
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan
04-22-16	6.750	223,875		222,196
AMC Entertainment, Inc. Tranche B2 Term Loan
TBD	TBD	99,737	(m,o)	99,737
Carmike Cinemas, Inc. Term Loan
01-27-16	5.500	179,217		179,554
HIT Entertainment, Inc. 2nd Lien Term Loan
02-26-13	5.820	200,000		180,400
Six Flags Theme Parks, Inc. Tranche B 1st Lien Term Loan
06-30-16	5.250	72,565		73,145
Sunshine Acquisition Ltd. Term Loan
06-01-12	5.561	351,036		344,950
Universal City Development Partners Ltd. Term Loan
11-06-14	5.500	66,750		67,021

Total				1,167,003

Environmental (0.1%)
Synagro Technologies, Inc. 1st Lien Term Loan
04-02-14	2.260	197,949		183,457

Food and Beverage (0.2%)
Aramark Corp. 2nd Letter of Credit
07-26-16	0.094	6,171		6,168
Aramark Corp. Tranche B Term Loan
07-26-16	3.557	93,829		93,796
Michael Foods Group, Inc. Tranche B Term Loan
02-25-18	4.250	144,745		145,514
Pierre Foods, Inc. 1st Lien Term Loan
09-30-16	7.000	149,625		150,140
WM. Bolthouse Farms, Inc. 2nd Lien Term Loan
08-11-16	9.500	200,000		202,000

Total				597,618

Gaming (0.1%)
BLB Management Services, Inc. Term Loan
11-05-15	8.500	160,441		161,043
Cannery Casino Resorts LLC 2nd Lien Term Loan
05-18-14	4.504	25,000		22,625
Golden Nugget, Inc. 2nd Lien Term Loan
12-31-14	3.500	50,000		31,500
Green Valley Ranch Gaming LLC 2nd Lien Term Loan
08-16-14	3.510	300,000(b,l	)	2,064

Total				217,232

See accompanying Notes to Portfolio of Investments.

24  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Senior Loans (continued)
	Coupon	Principal
Borrower	Rate	Amount		Value(a)

Gas Pipelines (—%)
Calumet Lubricants Co. LP Letter of Credit
01-03-15	4.153%	$14,368		$14,246
Calumet Lubricants Co. LP Term Loan
01-03-15	4.313	105,570		104,673

Total				118,919

Health Care (0.5%)
AMN Healthcare, Inc. 2nd Lien Term Loan
09-01-16	11.750	100,000		98,000
AMN Healthcare, Inc. Tranche B Term Loan
06-23-15	7.250	71,297		71,208
Ardent Medical Services, Inc. Term Loan
09-15-15	6.500	198,500		198,832
Community Health Systems, Inc. Delayed Draw Term Loan
07-25-14	2.561	7,974		7,888
Community Health Systems, Inc. Term Loan
07-25-14	2.561	154,824		153,155
01-25-17	3.811	77,838		77,673
DaVita, Inc. Tranche B Term Loan
10-20-16	4.500	100,000		100,339
Emdeon Business Services LLC 2nd Lien Term Loan
TBD	TBD	100,000	(m,o)	99,625
Health Management Associates, Inc. Tranche B Term Loan
02-28-14	2.057	280,020		277,102
Iasis Healthcare LLC Delayed Draw Term Loan
03-14-14	2.246	465,024		459,624
Iasis Healthcare LLC Synthetic Letter of Credit
03-14-14	2.243	127,186		125,709

Total				1,669,155

Media Cable (0.1%)
Cequel Communications LLC Term Loan
11-05-13	2.260	100,000		99,194
Quebecor Media Tranche B Term Loan
01-17-13	2.303	117,244		116,878
WideOpenWest Finance LLC Tranche A Term Loan
06-30-14	6.759	123,443		123,521

Total				339,593

Media Non-Cable (1.1%)
Cengage Learning Acquisitions, Inc. Term Loan
07-03-14	2.500	544,510		521,052
Clear Channel Communications, Inc. Tranche B Term Loan
01-29-16	3.896	457,912		403,012
CMP Susquehanna Corp. Term Loan
05-05-13	2.250	239,797		235,661
Cumulus Media, Inc. Term Loan
06-11-14	3.996	97,256		96,187
Emmis Operating Co. Tranche B Term Loan
11-01-13	4.308	217,717		206,467
GateHouse Media Operating, Inc. Term Loan
08-28-14	2.500	691,938		304,107
Intelsat Jackson Holdings Ltd. Term Loan
02-01-14	2.803	500,000	(c)	482,499
02-01-14	3.303	125,000	(c)	122,539
MediaNews Group, Inc. Term Loan
03-19-14	8.500	26,489		26,409
Newsday LLC Term Loan
08-01-13	6.553	25,000		25,625
Penton Media, Inc. 1st Lien Term Loan
08-01-14	5.000	485,464		392,823

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)

Senior Loans (continued)
	Coupon	Principal
Borrower	Rate	Amount		Value(a)

Media Non-Cable (cont.)
Postmedia Network, Inc. Term Loan
07-13-16	7.526%	$144,073	(c)	$144,749
Quad/Graphics, Inc. Term Loan
07-02-16	5.500	99,500		99,333
Revolution Studios Distribution Co. LLC Tranche B Term Loan
12-21-14	4.000	266,432		217,142
Tribune Co. Tranche B Term Loan
06-04-14	0.000	98,750	(b,l)	68,701
Tribune Co. Tranche X Term Loan
09-29-14	0.000	17,067	(b,l)	11,675
Zuffa LLC Term Loan
06-19-15	7.500	148,125		148,989

Total				3,506,970

Other Financial Institutions (—%)
Fifth Third Processing Solutions 2nd Lien Term Loan
11-03-17	8.250	100,000		101,600

Other Industry (0.1%)
ATI Acquisition Co. Tranche B Term Loan
12-30-14	8.250	74,250	(r)	68,681
Sensus USA, Inc. Tranche B3 Term Loan
06-03-13	7.000	221,625		222,733

Total				291,414

Other Utility (0.1%)
BRSP LLC Term Loan
06-24-14	7.500	395,132		397,108

Packaging (0.2%)
Berry Plastics Holding Corp. Tranche C Term Loan
04-03-15	2.314	494,859		474,614
Graham Packaging Co. LP Tranche D Term Loan
09-23-16	6.000	224,438		226,190

Total				700,804

Pharmaceuticals (—%)
Grifols, Inc. Tranche B Term Loan
TBD	TBD	75,000	(m,o)	75,450

Property & Casualty (0.1%)
Asurion LLC Tranche B2 Term Loan
03-31-15	6.750	200,000		202,114
HUB International Ltd. Term Loan
06-13-14	6.750	49,623		49,276

Total				251,390

Refining (—%)
Wynnewood Refining Co. Term Loan
11-13-14	11.750	65,625	(r)	64,313

REITS (—%)
CB Richard Ellis Services, Inc. Tranche C Term Loan
TBD	TBD	50,000	(k,m,o)	49,828

Retailers (0.4%)
Claire’s Stores, Inc. Tranche B Term Loan
05-29-14	3.063	400,208		380,614
David’s Bridal, Inc. Term Loan
01-31-14	2.307	489,238		480,064
General Nutrition Centers, Inc. Tranche B Term Loan
03-02-18	4.250	125,000		124,906
JRD Holdings, Inc. Term Loan
07-02-14	2.500	125,000		124,428

See accompanying Notes to Portfolio of Investments.

26  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Senior Loans (continued)
	Coupon	Principal
Borrower	Rate	Amount		Value(a)

Retailers (cont.)
Michaels Stores, Inc. Tranche B2 Term Loan
07-31-16	4.834%	$196,951		$197,553
Rent-A-Center, Inc. Tranche B Term Loan
03-31-15	3.310	53,548		53,146
The Pep Boys-Manny, Moe & Jack Term Loan
10-27-13	2.310	136,809		135,783

Total				1,496,494

Specialty Retail (—%)
Jo-Ann Stores, Inc. Term Loan
03-19-18	4.750	175,000		173,196

Supermarkets (—%)
Supervalu, Inc. Tranche B2 Term Loan
TBD	TBD	149,622	(m,o)	149,700

Technology (0.3%)
Fidelity National Information Services, Inc. Tranche B Term Loan
07-18-16	5.250	99,750		100,332
Freescale Semiconductor, Inc. Term Loan
12-01-16	4.511	230,496		228,950
Infor Enterprise Solutions Holdings, Inc. 1st Lien Delayed Draw Term Loan
07-28-15	6.000	84,773		83,670
Infor Enterprise Solutions Holdings, Inc. 1st Lien Term Loan
07-28-15	6.000	162,475		160,362
Ship Luxco 3 S.A.R.L. Tranche B2A Term Loan
11-30-17	6.250	350,000	(c)	350,658
The First American Corp. Term Loan
04-12-16	4.750	74,625		74,859

Total				998,831

Textile (—%)
Levi Strauss & Co. Term Loan
03-27-14	2.498	100,000		97,906

Transportation Services (—%)
The Hertz Corp. Letter of Credit
03-11-18	3.750	75,000		73,375
The Hertz Corp. Tranche B Term Loan
03-11-18	3.750	100,000		100,071

Total				173,446

Wireless (0.1%)
Crown Castle Operating Co. Tranche B Term Loan
03-06-14	1.746	51,896		51,514
Hawaiian Telcom Communications, Inc. Term Loan
10-28-15	9.000	14,343		14,608
MetroPCS Wireless, Inc. Tranche B3 Term Loan
03-19-18	4.060	50,000		49,975
Ntelos, Inc. Tranche B Term Loan
08-07-15	4.000	123,438		123,483

Total				239,580

Wirelines (0.2%)
Alaska Communications Systems Holdings, Inc. Term Loan
10-21-16	5.500	200,000		200,126
Integra Telecom Holdings, Inc. Term Loan
04-15-15	9.250	199,000		199,597
Windstream Corp. Tranche B2 Term Loan
12-17-15	3.060	150,000		150,080

Total				549,803

Total Senior Loans
(Cost: $17,980,103)				$17,550,143

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)

Common Stocks (0.2%)
Issuer	Shares		Value(a)

Auto Components (—%)
Delphi Automotive LLP	1	(b)	$27,180

Chemicals (—%)
LyondellBasell Industries NV, Class A	3,806	(b,c)	150,527

Hotels, Restaurants & Leisure (—%)
BLB Management Services , Inc.	5,526	(b)	60,786
Buffets Restaurants Holdings, Inc.	1,852	(b)	7,871

Total			68,657

Industrial Conglomerates (—%)
Contech Construction Products, Inc.	48,032	(b)	2,402

IT Services (—%)
Advanstar Communications, Inc.	315	(b)	3,308

Media (—%)
MediaNews Group, Inc.	2,495	(b)	69,860

Metals & Mining (0.2%)
Aleris International, Inc.	3,583	(b)	204,231

Wireless Telecommunication Services (—%)
Hawaiian Telcom Holdco, Inc.	478	(b)	12,679

Total Common Stocks
(Cost: $515,327)			$538,844

Warrants (—%)
Issuer	Shares		Value(a)

Communications Equipment (—%)
Citadel Broadcasting Corp., Class B	1,068	(b,r)	$36,632

Diversified Financial Services (—%)
Cumulus Media, Inc., Class A	692	(b,r)	2,530

Total Warrants
(Cost: $31,634)			$39,162

Money Market Fund (3.7%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	13,077,324	(s)	$13,077,324

Total Money Market Fund
(Cost: $13,077,324)			$13,077,324

Investments of Cash Collateral Received
for Securities on Loan (2.5%)
	Coupon	Principal
Issuer	Rate	Amount	Value(a)

Repurchase Agreements(t)
Goldman Sachs & Co. dated 03-31-11, matures 04-01-11, repurchase price
$8,644,433	0.160%	$8,644,395	$8,644,395

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,644,395)			8,644,395

Total Investments in Securities
(Cost: $348,683,256)(w)			$367,263,060

See accompanying Notes to Portfolio of Investments.

28  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Summary of Investments in Securities by Country

The following table represents the portfolio investments of the Fund by country as a percentage of net assets at March 31, 2011.

	Percentage of
Country	Net Assets
Argentina	1.1%
Australia	1.4
Bermuda	0.3
Brazil	1.6
Canada	3.1
Cayman Islands	0.9
Chile	0.2
Colombia	0.8
Dominican Republic	0.2
El Salvador	0.4
France	1.1
Germany	0.9
Indonesia	2.2
Iraq	0.1
Ireland	0.4
Italy	1.9
Kazakhstan	0.5
Lithuania	0.1
Luxembourg	1.3
Mexico	2.1
Netherlands	0.8
Norway	1.0
Peru	0.5
Philippine Islands	0.9
Poland	0.7
Qatar	0.6
Russia	2.4
South Africa	0.1
South Korea	0.2
Spain	0.7
Supra-National	0.7
Sweden	0.9
Trinidad and Tobago	0.1
Turkey	1.3
Ukraine	0.2
United Kingdom	0.9
Uruguay	0.5
Venezuela	1.3
Ukraine	0.0	*
United Arab Emirates	0.0	*
United Kingdom	0.0	*
Uruguay	0.0	*

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  29

Portfolio of Investments (continued)

Summary of Investments in Securities by Country (continued)

Percentage of
Country	Net Assets
Venezuela	0.0 *%

Total Foreign Securities	34.4%
United States	70.0%

*	Rounds to less than 0.1%.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	44	$5,288,250	June 2011	$15,403	$—
U.S. Treasury Note, 2-year	(84)	(18,322,500)	July 2011	—	(9,314)
U.S. Treasury Note, 5-year	(17)	(1,985,414)	July 2011	16,178	—
U.S. Treasury Note, 10-year	(64)	(7,618,000)	June 2011	—	(9,096)
U.S. Treasury Ultra Bond, 30-year	(2)	(247,125)	June 2011	1,622	—

Total				$33,203	$(18,410)

Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
State Street Bank & Trust Co.	April 1, 2011	704,166		1,125,116		$—	$(4,506)
		(GBP	)	(USD	)

Barclays Bank PLC	April 4, 2011	518,138		533,941		—	(1,995)
		(AUD	)	(USD	)

Goldman Sachs & Co.	April 20, 2011	2,559,000		2,561,086		—	(80,603)
		(AUD	)	(USD	)

HSBC Securities (USA), Inc.	April 20, 2011	3,975,000		4,296,949		—	(31,186)
		(CHF	)	(USD	)

HSBC Securities (USA). Inc.	April 20, 2011	49,000		53,505		152	—
		(CHF	)	(USD	)

Goldman Sachs & Co.	April 20, 2011	143,207,000		1,752,711		30,904	—
		(JPY	)	(USD	)

See accompanying Notes to Portfolio of Investments.

30  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Forward Foreign Currency Exchange Contracts Open at March 31, 2011 (continued)

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
State Street Bank & Trust Co.	April 20, 2011	2,624,957		2,565,000		$19,806	$—
		(USD	)	(CAD	)

Barclays Bank PLC	April 20, 2011	1,782,978		1,095,000		—	(26,689)
		(USD	)	(GBP	)

HSBC Securities (USA), Inc.	April 20, 2011	4,358,221		24,483,000		65,227	—
		(USD	)	(NOK	)

Total						$116,089	$(144,979)

Notes to Portfolio of Investments

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation
COP	— Colombian Peso
EUR	— European Monetary Unit
GBP	— British Pound Sterling
IDR	— Indonesian Rupiah
I.O.	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PEN	— Peruvian New Sol
PHP	— Philippines Peso
SEK	— Swedish Krona
UYU	— Uruguay Peso

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 34.36% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $101,256,084 or 28.79% of net assets.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  31

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(e)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’ an interest payment is made equal to 0.012225 of the difference.

(h)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2011.

(i)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)	At March 31, 2011, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Unfunded
Borrower	Commitment
CB Richard Ellis Services, Inc. Tranche C	$50,000

(l)	Issuer is in bankruptcy.

(m)	At March 31, 2011, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $16,947,343. See Note 2 to the financial statements.

(n)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

32  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(o)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p)	At March 31, 2011, security was partially or fully on loan. See Note 7 to the financial statements.

(q)	At March 31, 2011, investments in securities included securities valued at $345,909 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r)	Identifies issues considered to be illiquid as to their marketability (see note 2 to the financial statements). The aggregate value of such securities at March 31, 2011 was $176,749, representing 0.05% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Aleris International Inc. 6.000% 2020	06-29-10	$—
ATI Acquisition Co. 8.250% 2014	12-23-09	72,008
Citadel Broadcasting Corp., Class B	06-14-07 thru 01-06-10	31,634
Cumulus Media, Inc., Class A	11-05-09	—
Wind Acquisition Finance SA 11.750% 2017	03-02-11	—
Wynnewood Refining Co. 11.750% 2014	10-14-09	60,348

(s)	Affiliated Money Market Fund — See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2011.

(t)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.160%)
Security Description	Value(a)
Government National Mortgage Association	$8,817,283

Total Market Value of Collateral Securities	$8,817,283

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  33

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(u)	Security was valued by management at fair value according to procedures approved, in good faith, by the board.

(v)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2011.

(w)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $348,683,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$20,546,000
Unrealized depreciation	(1,966,000)

Net unrealized appreciation	$18,580,000

34  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  35

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Foreign Government Obligations & Agencies	$—	$85,593,448	$1,007,598	$86,601,046
U.S. Government Obligations & Agencies	12,761,573	4,149,413	—	16,910,986
Asset-Backed Securities	—	1,954,010	—	1,954,010
Commercial Mortgage-Backed Securities	—	6,151,184	—	6,151,184
Residential Mortgage-Backed Securities	—	22,094,405	2,613,688	24,708,093
Corporate Debt Securities
Automotive	—	2,886,165	223	2,886,388
Banking	—	5,002,573	696,845	5,699,418
Metals	—	9,507,013	3,093	9,510,106
Wireless	—	7,607,589	1,500	7,609,089
All Other Industries	—	162,243,149		162,243,149
Municipal Bonds	—	3,139,723	—	3,139,723

Total Bonds	12,761,573	310,328,672	4,322,947	327,413,192

36  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Senior Loans
Building Materials	$—	$338,956	$85,145	$424,101
Media Cable	—	222,715	116,878	339,593
Media Non-Cable	—	3,481,345	25,625	3,506,970
Other Industry	—	—	291,414	291,414
Other Utility	—	—	397,108	397,108
Refining	—	—	64,313	64,313
Retailers	—	838,855	657,639	1,496,494
All Other Industries	—	11,030,150	—	11,030,150

Total Senior Loans	—	15,912,021	1,638,122	17,550,143

Equity Securities
Common Stocks
Auto Components	—	27,180	—	27,180
Hotels, Restaurants & Leisure	—	60,786	7,871	68,657
Industrial Conglomerates	—	2,402	—	2,402
IT Services	—	—	3,308	3,308
Media	—	—	69,860	69,860
Metals & Mining	—	—	204,231	204,231
Wireless Telecommunication Services	—	12,679	—	12,679
All Other Industries	150,527	—	—	150,527
Warrants
Communications Equipment	—	—	36,632	36,632
Diversified Financial Services	—	2,530	—	2,530

Total Equity Securities	150,527	105,577	321,902	578,006

Other
Affiliated Money Market Fund(c)	13,077,324	—	—	13,077,324
Investments of Cash Collateral Received for Securities on Loan	—	8,644,395	—	8,644,395

Total Other	13,077,324	8,644,395	—	21,721,719

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  37

Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Investments in Securities	$25,989,424	$334,990,665	$6,282,971	$367,263,060
Derivatives(d)
Assets
Futures Contracts	33,203	—	—	33,203
Forward Foreign Currency Exchange Contracts	—	116,089	—	116,089
Liabilities
Futures Contracts	(18,410)	—	—	(18,410)
Forward Foreign Currency Exchange Contracts	—	(144,979)	—	(144,979)

Total	$26,004,217	$334,961,775	$6,282,971	$367,248,963

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Foreign	Residential
	Government	Mortgage-	Corporate
	Obligations &	Backed	Debt	Senior	Common
	Agencies	Securities	Securities	Loans	Stocks	Warrants	Total
Balance as of Sept. 30, 2010	$1,042,496	$—	$721,190	$2,905,108	$195,946	$24,697	$4,889,437
Accrued discounts/premiums	19,140	1,309	1,798	8,515	—	—	30,762
Realized gain (loss)	18,232	—	—	(127,190)	—	—	(108,958)
Change in unrealized appreciation (depreciation)*	8,418	(1,309)	(21,327)	127,045	89,324	11,935	214,086
Sales	(80,688)	—	—	(1,399,390)	—	—	(1,480,078)
Purchases	—	2,613,688	—	4,254	—	—	2,617,942
Transfers into Level 3	—	—	—	119,780	—	—	119,780
Transfers out of Level 3	—	—	—	—	—	—	—

Balance as of March 31, 2011	$1,007,598	$2,613,688	$701,661	$1,638,122	$285,270	$36,632	$6,282,971

38  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $122,674, which comprised of:

Foreign Government Obligations & Agencies	$8,418
Residential Mortgage-Backed Securities	(1,309)
Corporate Debt Securities	(19,827)
Senior Loans	34,133
Common Stocks	89,324
Warrants	11,935

Total change unrealized appreciation (depreciation)	$122,674

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  39

Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $326,961,537)	$345,541,341
Affiliated money market fund (identified cost $13,077,324)	13,077,324
Investments of cash collateral received for securities on loan (identified cost $8,644,395)	8,644,395

Total investments in securities (identified cost $348,683,256)	367,263,060
Foreign currency holdings (identified cost $228,069)	226,688
Capital shares receivable	1,897,307
Dividends and accrued interest receivable	5,572,230
Receivable for investment securities sold	4,757,301
Variation margin receivable on futures contracts	3,234
Unrealized appreciation on forward foreign currency contracts	116,089

Total assets	379,835,909

Liabilities
Disbursements in excess of cash	38,605
Dividends payable to shareholders	1,425,040
Capital shares payable	662,053
Payable for investment securities purchased	16,997,468
Payable upon return of securities loaned	8,644,395
Unrealized depreciation on forward foreign currency contracts	144,979
Accrued investment management services fees	5,217
Accrued distribution fees	3,268
Accrued transfer agency fees	8,194
Accrued administrative services fees	673
Accrued plan administration services fees	102
Other accrued expenses	178,652

Total liabilities	28,108,646

Net assets applicable to outstanding capital stock	$351,727,263

Represented by
Capital stock — $.01 par value	$347,719
Additional paid-in capital	326,828,935
Excess of distributions over net investment income	(1,805,649)
Accumulated net realized gain (loss)	7,762,125
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	18,594,133

Total — representing net assets applicable to outstanding capital stock	$351,727,263

*Value of securities on loan	$11,004,300

The accompanying Notes to Financial Statements are an integral part of this statement.

40  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$308,831,723	30,530,542	$10.12	(1)
Class B	$21,179,185	2,093,181	$10.12
Class C	$21,195,184	2,096,616	$10.11
Class R	$5,431	537	$10.11
Class R4	$241,789	23,915	$10.11
Class R5	$273,951	27,076	$10.12

(1)	The maximum offering price per share for Class A is $10.62. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  41

Statement of Operations
Six months ended March 31, 2011 (Unaudited)

Investment income
Income:
Dividends	$7
Interest	11,064,725
Income distributions from affiliated money market fund	16,875
Income from securities lending — net	21,509
Foreign taxes withheld	(366)

Total income	11,102,750

Expenses:
Investment management services fees	959,582
Distribution fees
Class A	388,439
Class B	108,607
Class C	103,430
Class R	31
Transfer agency fees
Class A	193,416
Class B	13,805
Class C	12,591
Class R	13
Class R4	57
Class R5	68
Administrative services fees	123,789
Plan administration services fees — Class R4	300
Compensation of board members	3,837
Custodian fees	44,843
Printing and postage	44,884
Registration fees	102,388
Professional fees	15,652
Other	112,251

Total expenses	2,227,983
Expenses waived/reimbursed by the Investment Manager and its affiliates	(42,536)

Total net expenses	2,185,447

Investment income (loss) — net	8,917,303

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	10,258,250
Foreign currency transactions	360,095
Futures contracts	(339,350)

Net realized gain (loss) on investments	10,278,995
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	(7,394,863)

Net gain (loss) on investments and foreign currencies	2,884,132

Net increase (decrease) in net assets resulting from operations	$11,801,435

The accompanying Notes to Financial Statements are an integral part of this statement.

42  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$8,917,303	$19,136,231
Net realized gain (loss) on investments	10,278,995	15,133,072
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	(7,394,863)	7,044,028

Net increase (decrease) in net assets resulting from operations	11,801,435	41,313,331

Distributions to shareholders from:
Net investment income
Class A	(10,970,015)	(16,971,294)
Class B	(687,272)	(1,307,040)
Class C	(651,819)	(873,740)
Class R	(319)	(287)
Class R3	—	(269)
Class R4	(8,515)	(10,598)
Class R5	(10,042)	(12,315)
Net realized gain
Class A	(3,425,690)	—
Class B	(239,745)	—
Class C	(226,886)	—
Class R	(60)	—
Class R4	(2,598)	—
Class R5	(3,000)	—

Total distributions	(16,225,961)	(19,175,543)

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  43

Statements of Changes in Net Assets (continued)

	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
	(Unaudited)
Capital share transactions
Proceeds from sales
Class A shares	$32,168,038	$99,713,812
Class B shares	1,489,534	7,847,638
Class C shares	3,004,459	8,264,627
Class R shares	37,121	—
Class R4 shares	1,534	241,879
Class R5 shares	—	249,273
Reinvestment of distributions at net asset value
Class A shares	12,112,350	14,545,167
Class B shares	842,319	1,156,402
Class C shares	745,338	694,104
Class R shares	72	—
Class R4 shares	11,067	10,018
Class R5 shares	2,940	4,086
Conversions from Class B to Class A
Class A shares	21,414	5,181,118
Class B shares	(21,414)	(5,181,118)
Payments for redemptions
Class A shares	(46,808,937)	(78,702,104)
Class B shares	(3,542,375)	(8,468,025)
Class C shares	(2,321,059)	(3,447,809)
Class R shares	(37,334)	—
Class R3 shares	—	(5,000)
Class R4 shares	(13,251)	(87,435)

Increase (decrease) in net assets from capital share transactions	(2,308,184)	42,016,633

Total increase (decrease) in net assets	(6,732,710)	64,154,421
Net assets at beginning of period	358,459,973	294,305,552

Net assets at end of period	$351,727,263	$358,459,973

Undistributed (excess of distributions over) net investment income	$(1,805,649)	$1,605,030

The accompanying Notes to Financial Statements are an integral part of this statement.

44  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
Class A	ended March 31,		Year ended Sept. 30,
Per share	2011		2010	2009	2008		2007(a)
	(Unaudited)
Net asset value, beginning of period	$10.24		$9.60	$8.93	$9.84		$9.99

Income from investment operations:
Net investment income (loss)	.26		.57	.55	.46		.18
Net gains (losses) (both realized and unrealized)	.10		.64	.66	(.91)		(.15)

Total from investment operations	.36		1.21	1.21	(.45)		.03

Less distributions:
Dividends from net investment income	(.37)		(.57)	(.52)	(.46)		(.18)
Distributions from realized gains	(.11)		—	(.02)	(.00	)(b)	—

Total distributions	(.48)		(.57)	(.54)	(.46)		(.18)

Net asset value, end of period	$10.12		$10.24	$9.60	$8.93		$9.84

Total return	3.53%		13.09%	14.60%	(4.74%	)	.40%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.17%	(d)	1.07%	1.13%	1.13%		1.27%	(d)

Net expenses after expense waiver/reimbursement(e)	1.15%	(d)	1.07%	1.13%	1.13%		1.16%	(d)

Net investment income (loss)	5.13%	(d)	5.85%	6.40%	4.83%		5.12%	(d)

Supplemental data
Net assets, end of period (in millions)	$309		$315	$255	$148		$112

Portfolio turnover rate(f)	64%		100%	143%	137%		70%

See accompanying Notes to Financial Highlights.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  45

Financial Highlights (continued)

	Six months
Class B	ended March 31,		Year ended Sept. 30,
Per share	2011		2010	2009	2008		2007(a)
	(Unaudited)
Net asset value, beginning of period	$10.25		$9.60	$8.93	$9.84		$9.99

Income from investment operations:
Net investment income (loss)	.22		.50	.48	.38		.16
Net gains (losses) (both realized and unrealized)	.09		.65	.66	(.90)		(.15)

Total from investment operations	.31		1.15	1.14	(.52)		.01

Less distributions:
Dividends from net investment income	(.33)		(.50)	(.45)	(.39)		(.16)
Distributions from realized gains	(.11)		—	(.02)	(.00	)(b)	—

Total distributions	(.44)		(.50)	(.47)	(.39)		(.16)

Net asset value, end of period	$10.12		$10.25	$9.60	$8.93		$9.84

Total return	3.04%		12.35%	13.74%	(5.47%	)	.13%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.92%	(d)	1.83%	1.89%	1.90%		2.09%	(d)

Net expenses after expense waiver/reimbursement(e)	1.90%	(d)	1.83%	1.89%	1.90%		1.92%	(d)

Net investment income (loss)	4.38%	(d)	5.08%	5.65%	4.04%		4.42%	(d)

Supplemental data
Net assets, end of period (in millions)	$21		$23	$26	$18		$7

Portfolio turnover rate(f)	64%		100%	143%	137%		70%

See accompanying Notes to Financial Highlights.

46  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Six months
Class C	ended March 31,		Year ended Sept. 30,
Per share	2011		2010	2009	2008		2007(a)
	(Unaudited)
Net asset value, beginning of period	$10.24		$9.59	$8.92	$9.84		$9.99

Income from investment operations:
Net investment income (loss)	.22		.50	.48	.38		.15
Net gains (losses) (both realized and unrealized)	.09		.65	.66	(.91)		(.15)

Total from investment operations	.31		1.15	1.14	(.53)		—

Less distributions:
Dividends from net investment income	(.33)		(.50)	(.45)	(.39)		(.15)
Distributions from realized gains	(.11)		—	(.02)	(.00	)(b)	—

Total distributions	(.44)		(.50)	(.47)	(.39)		(.15)

Net asset value, end of period	$10.11		$10.24	$9.59	$8.92		$9.84

Total return	3.05%		12.37%	13.76%	(5.57%	)	.10%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.92%	(d)	1.82%	1.87%	1.90%		2.06%	(d)

Net expenses after expense waiver/reimbursement(e)	1.90%	(d)	1.82%	1.87%	1.90%		1.92%	(d)

Net investment income (loss)	4.39%	(d)	5.09%	5.64%	4.06%		4.21%	(d)

Supplemental data
Net assets, end of period (in millions)	$21		$20	$13	$6		$2

Portfolio turnover rate(f)	64%		100%	143%	137%		70%

See accompanying Notes to Financial Highlights.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  47

Financial Highlights (continued)

	Six months
Class R	ended March 31,		Year ended Sept. 30,
Per share	2011		2010	2009	2008(g)
	(Unaudited)
Net asset value, beginning of period	$10.24		$9.60	$8.93	$9.32

Income from investment operations:
Net investment income (loss)	.24		.53	.51	.08
Net gains (losses) (both realized and unrealized)	.09		.64	.67	(.42)

Total from investment operations	.33		1.17	1.18	(.34)

Less distributions:
Dividends from net investment income	(.35)		(.53)	(.49)	(.05)
Distributions from realized gains	(.11)		—	(.02)	—

Total distributions	(.46)		(.53)	(.51)	(.05)

Net asset value, end of period	$10.11		$10.24	$9.60	$8.93

Total return	3.20%		12.61%	14.22%	(3.64%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/ reimbursement	1.43%	(d)	1.52%	1.58%	1.63%	(d)

Net expenses after expense waiver/ reimbursement(e)	1.41%	(d)	1.52%	1.47%	1.63%	(d)

Net investment income (loss)	4.74%	(d)	5.38%	6.07%	4.49%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—

Portfolio turnover rate(f)	64%		100%	143%	137%

See accompanying Notes to Financial Highlights.

48  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

	Six months
Class R4	ended March 31,		Year ended Sept. 30,
Per share	2011		2010	2009	2008(g)
	(Unaudited)
Net asset value, beginning of period	$10.24		$9.60	$8.93	$9.32

Income from investment operations:
Net investment income (loss)	.26		.58	.57	.08
Net gains (losses) (both realized and unrealized)	.09		.64	.65	(.41)

Total from investment operations	.35		1.22	1.22	(.33)

Less distributions:
Dividends from net investment income	(.37)		(.58)	(.53)	(.06)
Distributions from realized gains	(.11)		—	(.02)	—

Total distributions	(.48)		(.58)	(.55)	(.06)

Net asset value, end of period	$10.11		$10.24	$9.60	$8.93

Total return	3.46%		13.17%	14.81%	(3.56%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/ reimbursement	1.10%	(d)	1.00%	.99%	1.12%	(d)

Net expenses after expense waiver/ reimbursement(e)	1.08%	(d)	1.00%	.95%	1.12%	(d)

Net investment income (loss)	5.20%	(d)	5.91%	6.45%	4.88%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—

Portfolio turnover rate(f)	64%		100%	143%	137%

See accompanying Notes to Financial Highlights.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  49

Financial Highlights (continued)

	Six months
Class R5	ended March 31,		Year ended Sept. 30,
Per share	2011		2010	2009	2008(g)
	(Unaudited)
Net asset value, beginning of period	$10.25		$9.60	$8.93	$9.32

Income from investment operations:
Net investment income (loss)	.28		.61	.57	.09
Net gains (losses) (both realized and unrealized)	.09		.64	.66	(.41)

Total from investment operations	.37		1.25	1.23	(.32)

Less distributions:
Dividends from net investment income	(.39)		(.60)	(.54)	(.07)
Distributions from realized gains	(.11)		—	(.02)	—

Total distributions	(.50)		(.60)	(.56)	(.07)

Net asset value, end of period	$10.12		$10.25	$9.60	$8.93

Total return	3.59%		13.56%	14.95%	(3.51%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/ reimbursement	.85%	(d)	.76%	.82%	.88%	(d)

Net expenses after expense waiver/ reimbursement(e)	.83%	(d)	.76%	.82%	.88%	(d)

Net investment income (loss)	5.45%	(d)	6.20%	6.72%	5.21%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—

Portfolio turnover rate(f)	64%		100%	143%	137%

Notes to Financial Highlights

(a)	For the period from May 17, 2007 (when shares became available) to Sept. 30, 2007.
(b)	Rounds to less than $0.01 per share.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund).
(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 46% for the six months ended March 31, 2011 and 97%, 112% and 82% for the years ended Sept. 30, 2010, 2009 and 2008, respectively.
(g)	For the period from Aug. 1, 2008 (when shares became available) to Sept. 30, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

50  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
(Unaudited as of March 31, 2011)

1.	ORGANIZATION

RiverSource Strategic Income Allocation Fund (the Fund) is a series of RiverSource Strategic Allocation Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class R, Class R4 and Class R5 shares.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R4 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

Class R5 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

At March 31, 2011, Columbia Management Investment Advisers, LLC (the Investment Manager) owned 100% of Class R shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market

52  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2011, foreign currency holdings consisted of multiple denominations.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Illiquid securities
At March 31, 2011, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2011 was $176,749 representing 0.05% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15%

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Investments in loans
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund’s net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2011, the Fund has outstanding when-issued securities of $16,275,746 and other forward-commitments of $671,597.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. These commitments are disclosed in the Portfolio of Investments. At March 31, 2011, the Fund has entered into unfunded loan commitments of $50,000.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to “roll over” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited.

54  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)

used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations,

56  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  57

Notes to Financial Statements (continued)

Fair values of derivative instruments at March 31, 2011

	Asset derivatives			Liability derivatives
	Statement of Assets			Statement of Assets
Risk exposure	and Liabilities			and Liabilities
category	location	Fair value		location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$116,089		Unrealized depreciation on forward foreign currency contracts	$144,979

Interest rate contracts	Net assets — unrealized appreciation on investments	14,793	*		—

Total		$130,882			$144,979

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended March 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Total
Foreign exchange contracts	$243,830	$—	$243,830

Interest rate contracts	—	(339,350)	$(339,350)

Total	$243,830	$(339,350)	$(95,520)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Total
Foreign exchange contracts	$(50,245)	$—	$(50,245)

Interest rate contracts	—	471,279	$471,279

Total	$(50,245)	$471,279	$421,034

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $19.1 million at March 31, 2011. The monthly average gross notional amount for

58  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

these contracts was $19.9 million for the six months ended March 31, 2011. The fair value of such contracts at March 31, 2011 is set forth in the table above.

Futures
The gross notional amount of long and short contracts outstanding was approximately $5.3 million and $28.2 million, respectively, at March 31, 2011. The monthly average gross notional amounts for long and short contracts was $23.4 million and $32.3 million, respectively, for the six months ended March 31, 2011. The fair value of such contracts at March 31, 2011 is set forth in the table above.

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.55% to 0.475% as the Fund’s net assets increase. The management fee for the six months ended March 31, 2011 was 0.54% of the Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended March 31, 2011 was 0.07% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2011, other expenses paid to this company were $732.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  59

Notes to Financial Statements (continued)

amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R4 and R5 shares are subject to an annual limitation.

For the six months ended March 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.12
Class R	0.21
Class R4	0.05
Class R5	0.05

Plan administration services fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

60  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,137,000 and $116,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $171,636 for Class A, $7,104 for Class B and $809 for Class C for the six months ended March 31, 2011.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the six months ended March 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund) were as follows:

Class A	1.15%
Class B	1.90
Class C	1.90
Class R	1.41
Class R4	1.08
Class R5	0.83

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Notes to Financial Statements (continued)

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$10,242
Class B	729
Class C	665
Class R	1
Class R4	2
Class R5	4

The management fees waived/reimbursed at the Fund level were $30,893.

The Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses until Nov. 30, 2010, such that net expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund), would not exceed the following percentage of the class’ average daily net assets:

Class A	1.13%
Class B	1.89
Class C	1.88
Class R	1.58
Class R4	1.08
Class R5	0.83

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Reorganization (see Note 11) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $221,484,876 and $230,138,896, respectively, for the six months ended March 31, 2011. Realized gains and losses are determined on an identified cost basis.

62  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
Class A
Sold	3,170,310	10,219,666
Converted from Class B*	2,135	517,594
Reinvested distributions	1,208,615	1,484,880
Redeemed	(4,621,898)	(8,033,636)

Net increase (decrease)	(240,838)	4,188,504

Class B
Sold	146,496	803,594
Reinvested distributions	84,094	118,144
Converted to Class A*	(2,135)	(517,594)
Redeemed	(349,437)	(866,825)

Net increase (decrease)	(120,982)	(462,681)

Class C
Sold	295,912	846,588
Reinvested distributions	74,502	70,835
Redeemed	(229,552)	(350,979)

Net increase (decrease)	140,862	566,444

Class R3
Redeemed	—	(537)

Net increase (decrease)	—	(537)

Class R4
Sold	147	24,861
Reinvested distributions	1,105	1,021
Redeemed	(1,299)	(9,044)

Net increase (decrease)	(47)	16,838

Class R5
Sold	—	25,822
Reinvested distributions	297	420

Net increase (decrease)	297	26,242

*	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  63

Notes to Financial Statements (continued)

borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2011, securities valued at $11,004,300 were on loan, secured by U.S. government securities valued at $2,659,222 and by cash collateral of $8,644,395 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $21,509 earned from securities lending for the six months ended March 31, 2011 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $89,233,116 and $82,010,402, respectively, for the six months ended March 31, 2011. The income distributions

64  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at March 31, 2011, can be found in the Portfolio of Investments.

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility at no time could exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to Oct. 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2011.

10.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, recognition of unrealized appreciation

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  65

Notes to Financial Statements (continued)

(depreciation) for certain derivative investments, re-characterization of real estate investment trust (REIT) distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For the year ended Sept. 30, 2010, $631,383 of capital loss carry-over was utilized and/or expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of the Fund approved a proposal to merge the Fund with and into Columbia Strategic Income Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. The proposal was approved at a meeting of shareholders held on Feb. 15, 2011 and the merger is expected to close on June 3, 2011.

12.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In

66  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  67

Notes to Financial Statements (continued)

connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

68  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT  69

Results of Meeting of Shareholders

RiverSource Strategic Income Allocation Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1. To elect directors to the Board.*

	Dollars Voted	Dollars Voted		Broker
	“For”	“Withhold”	Abstentions	Non-Votes
01. Kathleen Blatz	1,181,954,550.717	30,768,080.250	0.000	0.000
02. Edward J. Boudreau, Jr.	1,181,415,678.585	31,306,952.382	0.000	0.000
03. Pamela G. Carlton	1,181,925,830.687	30,796,800.279	0.000	0.000
04. William P. Carmichael	1,180,901,365.599	31,821,265.368	0.000	0.000
05. Patricia M. Flynn	1,182,213,865.792	30,508,765.175	0.000	0.000
06. William A. Hawkins	1,181,364,533.626	31,358,097.341	0.000	0.000
07. R. Glenn Hilliard	1,181,242,700.631	31,479,930.335	0.000	0.000
08. Stephen R. Lewis, Jr.	1,181,212,733.515	31,509,897.452	0.000	0.000
09. John F. Maher	1,181,730,181.611	30,992,449.356	0.000	0.000
10. John J. Nagorniak	1,181,232,629.658	31,490,001.308	0.000	0.000
11. Catherine James Paglia	1,181,693,066.975	31,029,563.992	0.000	0.000
12. Leroy C. Richie	1,181,066,470.622	31,656,160.345	0.000	0.000
13. Anthony M. Santomero	1,180,970,921.405	31,751,709.562	0.000	0.000
14. Minor M. Shaw	1,181,317,648.924	31,404,982.042	0.000	0.000
15. Alison Taunton-Rigby	1,181,346,956.540	31,375,674.427	0.000	0.000
16. William F. Truscott	1,181,356,148.515	31,366,482.452	0.000	0.000

Proposal 2. To approve a proposed amendment to the Articles of Incorporation or Declaration of Trust.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,156,735,921.453	28,609,193.957	27,377,439.277	56.220

*	All dollars of RiverSource Strategic Allocation Series, Inc. are voted together as a single class for election of directors.

Proposal 3. To approve an Agreement and Plan of Reorganization between RiverSource Strategic Income Allocation Fund and Columbia Strategic Income Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
219,200,001.496	4,685,779.471	7,033,554.764	90,457,789.870

70  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND — 2011 SEMIANNUAL REPORT

RiverSource Strategic Income Allocation Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6288 E (5/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Strategic Allocation Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date May 20, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date May 20, 2011